SUPPLEMENTAL CONSOLIDATED FINANCIAL INFORMATION - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Cash and cash equivalents	$ 13,942	$ 9,474
Restricted cash - current assets	423	355
Restricted cash - other non-current assets	13	3
Total cash, cash equivalents, and restricted cash	$ 14,378	$ 9,832